Cash and cash equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Cash and cash equivalents [Line Items]
Petty cash		$ 327	$ 290
Bank accounts	[1]	51,953	48,754
Time deposits	[2]	162,271	31,500
Cash and cash equivalents		214,551	80,544	$ 78,519	$ 78,512
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Petty cash		34	45
Bank accounts		48,995	118,853
Time deposits	[3]	625,985	558,626
Cash and cash equivalents		675,014	677,524
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Cash and cash equivalents [Line Items]
Bank accounts		3,500	2,990
Cash equivalents (a)		596,527	26,961
Cash and cash equivalents		$ 600,027	$ 29,951

[1]	Bank accounts earn interest at floating rates based on market rates.
[2]	As of December 31, 2017 and 2016, time deposits were kept in prime financial institutions, which generated interest at annual market rates and had original maturities of less than 90 days, according to the immediate cash needs of the Group.
[3]	The bank accounts and term deposits yield interest at market rates. Because of the short maturity of these balances, less than 90 days, the carrying amounts approximate to their fair value.